Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Collaboration revenues	$ 303,140	$ 994,894	$ 2,979,576	$ 5,219,237
Operating expenses:
Research and development	13,312,306	12,733,976	33,101,543	38,876,040
General and administrative	4,888,860	4,674,155	21,636,345	12,905,823
Operating expenses total	18,201,166	17,408,131	54,737,888	51,781,863
Loss from operations	(17,898,026)	(16,413,237)	(51,758,312)	(46,562,626)
Interest expense, net	386,713	398,975	1,467,950	2,297,339
Change in fair value of warrant liability	810,083
Loss before income taxes	(19,094,822)	(16,812,212)	(53,226,262)	(48,859,965)
Income tax expense (benefit)	4,000	52,000	103,000	(190,111)
Net loss			(53,329,262)	(48,669,854)
Less: Net loss attributable to noncontrolling interests				(1,276,571)
Net loss attributable to Oncobiologics, Inc.	(19,098,822)	(16,864,212)	(53,329,262)	(47,393,283)
Accretion of redeemable preferred stock and noncontrolling interests		(939,539)	(2,463,160)	(4,306,488)
Deemed dividends upon the repurchase of Series A redeemable preferred stock and redeemable noncontrolling interests				(1,298,631)
Deemed dividend upon issuance of warrants to common stockholders			(7,373,820)
Net loss attributable to common stockholders of Oncobiologics, Inc.	$ (19,098,822)	$ (17,803,751)	$ (63,166,242)	$ (52,998,402)
Per share information:
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (0.82)	$ (1.36)	$ (3.67)	$ (5.43)
Weighted average shares outstanding, basic and diluted (in shares)	23,196,959	13,061,557	17,212,983	9,753,616